Label	Element	Value
Class Y Prospectus | GLOBAL INFRASTRUCTURE PORTFOLIO | Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924394_SupplementTextBlock

Morgan Stanley

May 31, 2013

Supplement

SUPPLEMENT DATED MAY 31, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL INFRASTRUCTURE PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL INFRASTRUCTURE PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	The first and second paragraphs under the section of the Prospectus entitled "Portfolio Summary-Principal Investment Strategies" are hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Portfolio's equity investments may include convertible securities. The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

Risk [Heading]	rr_RiskHeading	The section of the Prospectus entitled "Portfolio Summary-Principal Risks-Infrastructure-Related Companies" is hereby deleted and replaced with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

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The section of the Prospectus entitled "Portfolio Summary—Principal Risks—Utilities Industry" is hereby deleted in its entirety.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE